VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—6.7%
Information Technology—6.7%
Dye & Durham Ltd. 144A 3.750%, 3/1/26(1)	$ 4,686CAD	$ 3,169
Infinera Corp. 3.750%, 8/1/28	2,140	2,730
		5,899

Total Convertible Bonds and Notes (Identified Cost $5,796)		5,899

Corporate Bonds and Notes—77.1%
Communication Services—2.8%
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	1,456	1,202
Getty Images, Inc. 144A 9.750%, 3/1/27(1)(2)	1,239	1,238
		2,440

Consumer Discretionary—12.5%
Dana, Inc. 4.250%, 9/1/30	3,708	3,423
Everi Holdings, Inc. 144A 5.000%, 7/15/29(1)	3,135	3,138
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	4,452	4,413
		10,974

Consumer Staples—1.3%
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(1)	1,319	1,170
Energy—5.7%
California Resources Corp. 144A 7.125%, 2/1/26(1)	661	660
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/26(1)	2,356	2,361
Martin Midstream Partners LP 144A 11.500%, 2/15/28(1)	1,868	1,978
		4,999

Financials—23.0%
AssuredPartners, Inc.
144A 5.625%, 1/15/29(1)	2,957	2,951
144A 7.500%, 2/15/32(1)	1,264	1,349
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	2,518	2,542
Frontier Communications Holdings LLC
5.875%, 11/1/29	1,493	1,493
144A 6.000%, 1/15/30(1)	2,990	2,997
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	712	645
Pactiv Evergreen Group Issuer LLC 144A 4.375%, 10/15/28(1)	4,054	4,143
Permian Resources Operating LLC 144A 8.000%, 4/15/27(1)	851	867
Summit Midstream Holdings LLC 144A 8.625%, 10/31/29(1)	200	204
	Par Value	Value

Financials—continued
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	$ 450	$ 445
Werner FinCo LP 144A 11.500%, 6/15/28(1)	2,436	2,643
		20,279

Industrials—26.1%
Algoma Steel, Inc. 144A 9.125%, 4/15/29(1)	2,000	1,861
Beacon Roofing Supply, Inc.
144A 4.125%, 5/15/29(1)	750	755
144A 6.500%, 8/1/30(1)	2,441	2,568
Dun & Bradstreet Corp. (The) 144A 5.000%, 12/15/29(1)	3,859	3,865
Gol Finance S.A. (1 month Term SOFR + 10.500%) 144A 14.824%, 4/29/25(1)(3)	3,169	3,264
H&E Equipment Services, Inc. 144A 3.875%, 12/15/28(1)	3,636	3,624
La Financiere Atalian 8.500%, 6/30/28(4)	552EUR	258
Latam Airlines Group S.A. 144A 13.375%, 10/15/29(1)	1,382	1,560
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	1,694	1,598
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	3,424	3,600
		22,953

Materials—5.7%
Big River Steel LLC 144A 6.625%, 1/31/29(1)(2)	3,130	3,134
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	1,902	1,891
		5,025

Total Corporate Bonds and Notes (Identified Cost $68,252)		67,840

Leveraged Loans—7.9%
Aerospace—2.8%
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 8.791%, 1/15/27(3)	2,471	2,470
Health Care—3.6%
Bausch & Lomb Corp. (1 month Term SOFR + 3.350%) 7.672%, 5/10/27(3)	3,167	3,154
Media / Telecom - Telecommunications—1.5%
Syniverse Holdings, Inc. (2 month Term SOFR + 7.000%) 11.299%, 5/13/27(3)	1,365	1,337
Total Leveraged Loans (Identified Cost $6,969)		6,961

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value
Common Stocks—0.1%
Financials—0.0%
Acropolis Infrastructure(5)(6)	6,145	$ —
Information Technology—0.1%
Nokia Oyj Sponsored ADR	22,484	119
Total Common Stocks (Identified Cost $119)		119

Warrants—0.0%
Communication Services—0.0%
BuzzFeed, Inc., 12/01/26(6)	986	—(7)
Consumer Discretionary—0.0%
Allurion Technologies, Inc., 08/01/30(6)	1,074	—(7)
ECARX Holdings, Inc., 12/21/27(6)	2,800	—(7)
Grove Collaborative Holdings, 06/16/27(6)	983	—(7)
Zapp Electric Vehicles Group Ltd., 03/03/28(6)	601	—(7)
		—(7)

Financials—0.0%
26 Capital Acquisition Corp., 12/31/27(6)	1,000	—
Alchemy Investments Acquisition Corp. 1, 06/26/28(6)	3,082	—(7)
Aldel Financial II, Inc., 10/10/29(6)	5,589	2
AltEnergy Acquisition Corp., 11/10/28(6)	243	—(7)
Andretti Acquisition Corp. II, 10/24/29(6)	6,104	1
EVe Mobility Acquisition Corp., 12/31/28(5)(6)	1,945	—
Fact II Acquisition Corp., 12/20/29(6)	3,096	1
Goal Acquisitions Corp., 02/11/26(6)	10,907	—(7)
Graf Global Corp., 08/07/29(6)	2,871	1
Iron Horse Acquisitions Corp., 02/16/29(6)	4,884	—(7)
Newbury Street Acquisition Corp., 12/31/27(6)	2,435	—
Pyrophyte Acquisition Corp., 05/03/28(6)	326	—(7)
RMG Acquisition Corp. III, 12/31/27(6)	1,120	—(7)
Silverbox Corp. IV, 09/24/29(6)	3,734	1
SIM Acquisition Corp. I, 08/28/29(6)	15,059	2
Slam Corp. Class A, 12/31/27(6)	217	—(7)
Spring Valley Acquisition Corp. II, 02/25/26(6)	525	—(7)
Target Global Acquisition I Corp., 12/31/27(6)	480	—(7)
Voyager Acquisition Corp., 05/16/31(6)	5,648	1
XBP Europe Holdings, Inc., 12/31/27(6)	1,227	—(7)
Zeo Energy Corp., 10/20/26(6)	282	—(7)
		9

Health Care—0.0%
CERo Therapeutics Holdings, Inc., 02/14/29(6)	240	—(7)
Psyence Biomedical Ltd., 01/25/29(6)	733	—(7)
Tevogen Bio Holdings, Inc., 11/04/26(6)	325	—(7)
		—(7)

Industrials—0.0%
Bridger Aerospace Group Holdings, Inc., 01/25/28(6)	2,200	—(7)
Freightos Ltd., 01/23/28(6)	208	—(7)
Getaround, Inc., 03/09/26(6)	458	—(7)
Volato Group, Inc., 12/03/28(6)	648	—(7)
	Shares	Value

Industrials—continued
Willow Lane Acquisition Corp., 12/28/29(6)	4,096	$ 1
		1

Information Technology—0.0%
FOXO Technologies, Inc., 08/01/27(6)	1,072	—(7)
iLearningEngines Holdings, Inc., 03/02/26(6)	992	—(7)
LeddarTech Holdings, Inc., 09/21/28(6)	3,202	—(7)
		—(7)

Total Warrants (Identified Cost $26)		10

	Shares/Units
Special Purpose Acquisition Companies—5.4%
Aifeex Nexus Acquisition Corp.(6)	12,570	128
Andretti Acquisition Corp. II Class A(6)	19,112	194
Archimedes Tech SPAC Partners II Co.(6)	9,124	92
Ares Acquisition Corp. II(6)	51,776	577
Bleichroeder Acquisition Corp. I(6)	38,757	389
Cantor Equity Partners I, Inc. Class A(6)	5,837	60
Centurion Acquisition Corp.(6)	4,268	44
Drugs Made In America Acquisition Corp.(6)	16,363	166
ESH Acquisition Corp.(6)	4,387	—(7)
Fact II Acquisition Corp.(6)	6,192	62
Gesher Acquisition Corp. II(6)	7,636	77
GigCapital7 Corp. Class A(6)	23,175	235
Global Lights Acquisition Corp.(6)	3,926	43
Graf Global Corp. Class A(6)	5,746	59
HCM II Acquisition Corp. Class A(6)	3,742	40
Iron Horse Acquisitions Corp.(6)	4,884	51
Iron Horse Acquisitions Corp.(6)	4,884	1
Jackson Acquisition Co. II(6)	15,635	161
K&F Growth Acquisition Corp. II(6)	7,626	77
Launch Two Acquisition Corp. Class A(6)	7,771	79
Mountain Lake Acquisition Corp.(6)	10,678	110
NewHold Investment Corp. III(6)	6,928	70
Quetta Acquisition Corp.(6)	456	1
Rising Dragon Acquisition Corp.(6)	12,024	122
Roman DBDR Acquisition Corp. II(6)	8,516	89
Silverbox Corp. IV Class A(6)	11,202	114
SIM Acquisition Corp. I Class A(6)	44,147	452
SK Growth Opportunities Corp. Class A(6)	17,249	202
Spark I Acquisition Corp.(6)	9,094	98
Spring Valley Acquisition Corp. II(6)	1,051	—(7)
Stellar V Capital Corp.(6)	5,935	60
Tavia Acquisition Corp.(6)	12,508	127
TLGY Acquisition Corp. Class A(6)	12,968	156
UY Scuti Acquisition Corp.(6)	3,127	31
Vine Hill Capital Investment Corp. Class A(6)	12,508	127
Voyager Acquisition Corp.(6)	19,124	195
Willow Lane Acquisition Corp. Class A(6)	8,193	82
YHN Acquisition I Ltd.(6)	12,310	126
Total Special Purpose Acquisition Companies (Identified Cost $4,573)		4,697

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value
Escrow Notes—0.6%
	Financials—0.6%
Altaba, Inc. Escrow(6)	327,452	$ 500
	Total Escrow Notes (Identified Cost $292)	500

	Total Long-Term Investments—97.8% (Identified Cost $86,027)	86,026

	TOTAL INVESTMENTS—97.8% (Identified Cost $86,027)	$86,026
	Other assets and liabilities, net—2.2%	1,961
	NET ASSETS—100.0%	$87,987

Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
DAC	Designated Activity Company
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
SPAC	Special Purpose Acquisition Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $65,390 or 74.3% of net assets.
(2)	All or a portion of the shares have been committed as collateral for securities sold short. The value of securities segregated as collateral is $3,154.
(3)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	40% of the income received was in cash and 60% was in PIK.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Non-income producing.
(7)	Amount is less than $500 (not in thousands).
Counterparties:
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

Country Weightings†
United States	71%
Canada	10
Cayman Islands	5
United Kingdom	5
Luxembourg	4
Ireland	3
Chile	2
Total	100%
† % of total investments as of March 31, 2025.
Forward foreign currency exchange contracts as of March 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	368	EUR	336	JPM	06/12/25	$4	$—
USD	3,297	CAD	4,686	JPM	06/18/25	28	—
Total						$32	$—

See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Over-the-counter total return swaps outstanding as of March 31, 2025 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Blackrock Municipal Income Quality Trust Mutual Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/18/26	$1,014	$(10)	$—	$(10)
Blackrock Munyield Quality Fund III, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/06/26	85	(2)	—	(2)
Franklin Universal Trust (SBI) Mutual Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/06/26	117	(1)	—	(1)
Invesco Municipal Opportunity Trust Mutual Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	09/03/25	802	(47)	—	(47)
Invesco Value Municipal Income Trust Mutual Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/18/26	666	(3)	—	(3)
Nuveen AMT-Free Municipal Credit Income Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/18/26	593	4	4	—
Nuveen AMT-Free Quality Municipal Income Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	02/18/26	320	— (3)	— (3)	—
Nuveen Municipal Credit Income Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	09/03/25	817	(17)	—	(17)
Nuveen Municipal Value Fund, Inc.	Pay	4.940% (0.610% + OBFR)	1 Month	GS	03/06/26	113	(1)	—	(1)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.230% (0.900% + OBFR)	1 Month	GS	08/27/25	75	(4)	—	(4)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	12/26/25	3	— (3)	—	— (3)
Pershing Square Escrow(4)	Pay	5.540% (1.210% + OBFR)	1 Month	GS	10/31/25	—(3)	— (3)	—	— (3)
Pershing Tontine Spar(4)	Pay	5.540% (1.210% + OBFR)	1 Month	GS	10/31/25	—(3)	— (3)	— (3)	—
Saba Capital Income & Opportunities Fund	Pay	4.940% (0.610% + OBFR)	1 Month	GS	04/29/25	191	13	13	—
Saba Capital Income & Opportunities Fund	Pay	4.710% (0.380% + OBFR)	3 Month	JPM	08/22/25	3	— (3)	— (3)	—
							(68)	17	(85)
Short Total Return Swap Contracts
Nokia Corp.	Receive	3.980% ((0.350)% + OBFR)	1 Month	GS	11/19/25	(767)	(82)	—	(82)
Total							$(150)	$17	$(167)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	Amount is less than $500 (not in thousands).
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
See Notes to Schedule of Investments

VIRTUS Westchester Credit Event Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Convertible Bonds and Notes	$5,899	$—	$5,899	$—
Corporate Bonds and Notes	67,840	—	67,840	—
Leveraged Loans	6,961	—	6,961	—
Equity Securities:
Common Stocks	119	119	—	—(1)
Warrants	10	10	—	—(1)
Special Purpose Acquisition Companies	4,697	4,495	202	—
Escrow Notes	500	—	500	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	32	—	32	—
Over-the-Counter Total Return Swaps*	17	—	17	—(2)
Total Assets	86,075	4,624	81,451	—(2)
Liabilities:
Other Financial Instruments:
Over-the-Counter Total Return Swaps*	(167)	—	(167)	—(2)
Total Liabilities	(167)	—	(167)	—(2)
Total Investments	$85,908	$4,624	$81,284	$—(2)

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
Security held by the Fund with an end of period value of $(—)(1) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER CREDIT EVENT FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.